Long-term debt and convertible promissory notes (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	April 30, 2025	January 31, 2025

Convertible note payable issued June 2024, due March 2025	$–	$21,120
Convertible note payable issued August 2024, due May 2025	–	67,200
Convertible note payable issued October 2024, due July 2025	43,740	97,200
Convertible note payable issued December 2024, due September 2025	67,200	67,200
Convertible note payable issued March 2025, due December 2025	61,600	–
Convertible note payable issued April 2025, due February 2026	89,650	–
	262,190	252,720
Less debt discount	(39,315)	(38,114)
Less current portion of convertible notes	(222,875)	(214,606)
Long-term convertible notes payable	$–	$–

Following is a summary of convertible promissory notes:

	January 31, 2025	January 31, 2024

8% convertible note payable issued January 2024, due October 2024	$–	$110,000
10% convertible note payable issued June 2024, due March 2025	21,120	–
10% convertible note payable issued August 2024, due May 2025	67,200	–
10% convertible note payable issued October 2024, due July 2025	97,200	–
10% convertible note payable issued December 2024, due September 2025	67,200	–
	252,720	110,000
Less debt discount	(38,114)	(15,000)
Less current portion of convertible notes	(214,606)	(95,000)
Long-term convertible notes payable	$–	$–